Corporate information	12 Months Ended
Dec. 31, 2019
Corporate information
Corporate information

1. Corporate information

Nokia Corporation, a public limited liability company incorporated and domiciled in Helsinki, Finland, is the parent company (Parent Company or Parent) for all its subsidiaries (Nokia or the Group). The Group’s operational headquarters are located in Espoo, Finland. The Group is listed on the Nasdaq Helsinki Stock Exchange, the New York Stock Exchange and the Euronext Paris Stock Exchange. The Group is a leading global provider of mobile and fixed network infrastructure combining hardware, software and services, as well as advanced technologies and licensing that connect people and things.

On March 5, 2020 the Board of Directors authorized the financial statements for 2019 for issuance and filing.